Warrants - Assumptions in applying the Black-Scholes model, fair value warrants (Details) - Warrants - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Warrants (in shares)	12,401,262	12,401,262
Exercise price (pounds per share)	£ 1.7238
Risk-free interest rate	0.54%	0.76%
Expected term to exercise	2 years 4 months 2 days	3 years 4 months 2 days
Annualized volatility	65.56%	60.72%
Dividend rate	0.00%	0.00%